RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 8 – RELATED PARTY TRANSACTIONS

The Company issued 23,272 shares of Common Stock to its chief executive officer as payment of salary due for January and February 2014 in lieu of cash.  The shares were valued by the Company at the closing price of the Company’s Common Stock on the last trading day of the applicable month for which payment was due.

In December 2013, the Company received $24,000 in non-interest bearing, demand loans from certain related parties.  The loans were repaid in full by February 2014.

During the year ended December 31, 2013, the Company issued 42,714 shares of Common Stock to employees in lieu of an aggregate of $100,692 cash salaries.  In addition, accrued salary amounting to $141,200 and $20,000 was converted into 35,300 shares of Series A Preferred Stock and 50,000 shares of Common Stock as part of the Private Placement, respectively.

On January 31, 2013, the balance of notes outstanding to related parties of $237,500 was converted into 59,375 shares of Series A Preferred Stock.  Accrued interest of $7,261 was paid to the holders of the notes.

NOTE 9 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2012, various expenses of the Company, including advances for operating purposes, were paid for or made by officers and shareholders of the Company. As of December 31, 2012, amounts due to related parties totaled $187,500 in notes payable. In January 2013, the Company received an additional advance of $50,000.  The notes bore interest at rates varying between 8% and 10% and were due on September 15, 2013.

The notes contained a conversion feature which allowed the holders, at their sole discretion, to convert some or all of the principal amount of their note outstanding into equity or debt securities issued by the Company in connection with any offering made by the Company during the period that the principal amount of the note was outstanding.  The conversion terms would be identical to the offering terms.  On January 31, 2013, the balance of notes outstanding of $237,500 was converted into 59,375 shares of Series A Preferred Stock.  Accrued interest of $7,261 was paid to the holders of the notes.  Interest expense of $1,658 and $5,603 was charged to operations for the years ended December 31, 2013 and 2012, respectively.

During the year ended December 31, 2013, the Company issued 42,714 shares of Common Stock to employees in lieu of cash, equivalent to $100,692.  In addition, accrued salary amounting to $141,200 and $20,000 was converted into 35,300 shares of Series A Preferred Stock and 50,000 shares of Common Stock as part of the Private Placement, respectively.

In December 2013, the Company received $24,000 in non-interest bearing, demand loans from certain related parties.  The loans were repaid in full by February 2014.